Employee Benefits - Employee Share Issuances (Parenthetical) (Detail) (USD [Member], USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	1,852,320	[1]
Granted, Weighted average grant date fair value	$ 83.58		$ 47.71	$ 39.00
Cymer Acquisition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	1,634,990
Granted, Weighted average grant date fair value	$ 83.94

[1]	USD-denominated grants include 1,634,990 shares with a weighted average fair value of USD 83.94 which have been assumed by ASML as part of the acquisition of Cymer.